Long-term Debt and Capital Lease Obligations	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

6. Long-Term Debt and Capital Lease Obligations and Long-Term Debt from Related Parties

At March 31, 2013 and December 31, 2012, long-term debt and capital lease obligations and long-term debt from related parties consisted of the following:

	March 31, 2013	December 31, 2012

2012 Credit Agreement	$2,631,038	$2,659,340
Senior Notes	4,694,106	4,743,442
Euro Notes	50,420	51,951
European Investment Bank Agreements	318,888	324,334
Accounts receivable facility	-	162,000
Capital lease obligations	14,326	15,618
Other	158,756	163,802
Long-term debt and capital lease obligations	7,867,534	8,120,487
Less current maturities	(563,224)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,304,310	7,785,740
Long-term debt from related parties	56,303	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,360,613	$7,841,914

2012 Credit Agreement

The following table shows the available and outstanding amounts under the 2012 Credit Agreement at March 31, 2013 and at December 31, 2012:

	Maximum Amount Available March 31, 2013		Balance Outstanding March 31, 2013

Revolving Credit USD	$600,000	$600,000	$31,038	$31,038
Revolving Credit EUR	€500,000	$640,250	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,840,250		$2,631,038

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340

In addition, at March 31, 2013 and December 31, 2012, the Company had letters of credit outstanding in the amount of $15,865 and $77,188 under the revolving credit facility, which are not included above as part of the balance outstanding, but reduce the available borrowings under the revolving credit facility.

Accounts Receivable Facility Letters of Credit

The Company also had letters of credit outstanding under the accounts receivable facility beginning in March 2013 of $60,822. These letters of credit are not included above as part of the balance outstanding at March 31, 2013; however, they reduce available borrowings under the accounts receivable facility.